INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating losses carried forward	$ 155,380	$ 167,949
Depreciation and amortization	32,827	24,248
Deferred deductible expenses	1,052	2,454
Deferred rents	32,470	26,326
Others	9,051	9,949
Sub-total	230,780	230,926
Valuation allowances	(226,617)	(226,113)
Total deferred tax assets	4,163	4,813
Deferred tax liabilities
Land use rights	(49,258)	(50,645)
Intangible assets	(505)	(505)
Unrealized capital allowances	(1,834)	(3,374)
Others	(6,549)	(6,588)
Total deferred tax liabilities	(58,146)	(61,112)
Deferred tax liabilities, net	$ (53,983)	$ (56,299)